Commitments and Contingencies (Details) - USD ($)	1 Months Ended			9 Months Ended
	Aug. 16, 2022	Oct. 31, 2020	Oct. 31, 2020	Sep. 30, 2022
Commitments and Contingencies (Details) [Line Items]
U.S. federal excise tax	1.00%
Excise tax percentage	1.00%
Underwriting discount percentage				2.00%
Underwriting expense				$ 4,600,000
Underwriters deferred fee percentage				3.50%
Gross proceeds				$ 8,100,000
Agreed pay to initial fee		$ 10,000	$ 10,000
Deferred consulting fee		$ 50,000	$ 50,000
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units to cover over-allotment (in Shares)				3,000,000